NATURE AND DESCRIPTION OF THE COMPANY (Details)	12 Months Ended
Dec. 31, 2017 property
Disclosure of subsidiaries [line items]
Number of plant locations	17
Brookfield | Norbord
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	40.00%